Convertible Debentures (Details) - Schedule of debentures - Convertible Debentures [Member] - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Convertible Debentures (Details) - Schedule of debentures [Line Items]
Balance	$ 423,139
Principal value of convertible debentures		865,263
Discount on proceeds received		(45,263)
Cash commission		(15,000)
Allocation to conversion feature		(442,589)
Allocation to warrant		(90,769)
Value at initial recognition		271,642
Accretion expense	91,895	101,565
Interest expense	34,990	38,699
Amortization of transaction costs	50,617	11,233
Conversion of Debentures	(600,641)
Balance		$ 423,139